ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 10,086	$ 6,970
VAT and other tax payables	14,373	367
Accrued shipment expenses	1,245	1,011
Others	4,444	3,874
Total	$ 30,148	$ 12,222